UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	3/31/26

Item 1. Reports to Stockholders.

(a)

Deer Park Total Return Credit Fund

Class A Shares (DPFAX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.deerparkfund.com/reports.html. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$80	1.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

ABS
44.4%
CMO
28.6%
CMBS
23.3%
Money Market Funds
3.5%
Other Assets in Excess of Liabilities
0.2%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.deerparkfund.com/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPFAX

Deer Park Total Return Credit Fund

Class C Shares (DPFCX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.deerparkfund.com/reports.html. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$117	2.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.deerparkfund.com/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPFCX

Deer Park Total Return Credit Fund

Class I Shares (DPFNX)

Semi-Annual Shareholder Report - March 31, 2026

Fund Overview

This semi-annual shareholder report contains important information about Deer Park Total Return Credit Fund for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.deerparkfund.com/reports.html. You can also request this information by contacting us at 1-888-868-9501.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Shares	$67	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

Table Summary
Net Assets	$94,456,151
Number of Portfolio Holdings	267
Advisory Fee (net of waivers)	$322,267
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Non-Agency Asset Backed Securities	93.7%
Money Market Funds	3.5%
Agency Asset Backed Securities	2.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	3.5%
CMBS	23.3%
CMO	28.6%
ABS	44.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Carrington Mortgage Loan Trust Series 2005-FRE1, Series 2005-FRE1, Class M4, 4.7230%, 12/25/35	3.2%
Saxon Asset Securities Trust 2007-4, Series 2007-4, Class M1, 6.7930%, 12/25/37	3.1%
Starwood Retail Property Trust 2014-STAR, Series 2014-STAR, Class A, 0.7870%, 11/15/27	3.0%
Home Equity Loan Trust, Series 2007-FRE1, Class M1, 4.2930%, 04/25/37	2.8%
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE4, Class M5, 4.7680%, 10/25/35	2.6%
JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016-C1, Class E, 4.9380%, 03/15/49	2.6%
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class E, 3.0000%, 09/15/49	2.6%
Bear Stearns Mortgage Funding Trust 2006-AR5, Series 2006-AR5, Class 1A2, 4.2130%, 12/25/46	2.4%
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class M4, 4.7680%, 04/25/36	2.4%
Bear Stearns Mortgage Funding Trust 2007-AR1, Series 2007-AR1, Class 1A2, 4.0030%, 01/25/37	2.3%

Material Fund Changes

No material changes occurred during the period ended March 31, 2026.

Deer Park Total Return Credit Fund

Semi-Annual Shareholder Report - March 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.deerparkfund.com/reports.html), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033126-DPFNX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

Deer Park Total Return Credit Fund
Class A Shares: DPFAX
Class C Shares: DPFCX
Class I Shares: DPFNX

Semi-Annual Financial Statements
and Additional Information

March 31, 2026

www.deerparkfund.com
1-888-868-9501

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	AGENCY ASSET BACKED SECURITIES — 2.8%
	AGENCY CMBS — 0.1%
2,536,476	Government National Mortgage Association Series 2007-15 IO(a),(b) (i)		1.5980	03/16/47	$6,517
3,686,924	Government National Mortgage Association Series 2015-6 IO(a),(b)		0.4550	02/16/51	49,174
355,998	Government National Mortgage Association Series 2012-72 IO(a),(b)		0.4840	11/16/52	1,261
243,149	Government National Mortgage Association Series 2015-122 IO(a),(b) (i)		0.5850	05/16/57	8
					56,960
	COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
835,913	Fannie Mae REMICS Series 2012-90 SA(a),(c)	SOFR30A + 5.936%	2.2740	08/25/42	84,203
3,185,383	Fannie Mae REMICS Series 2012-144 SH(a),(c)	SOFR30A + 5.986%	2.3240	01/25/43	347,278
2,992,209	Fannie Mae REMICS Series 2017-16 CS(a),(c)	SOFR30A + 5.936%	2.2740	03/25/47	334,159
1,962,611	Fannie Mae REMICS Series 2017-14 DS(a),(c)	SOFR30A + 5.936%	2.2740	03/25/47	229,723
2,013,597	Fannie Mae REMICS Series 2017-68 SN(a),(c)	SOFR30A + 6.036%	2.3740	09/25/47	260,125
1,466,448	Fannie Mae REMICS Series 2018-64 SE(a),(c)	SOFR30A + 6.086%	2.4240	09/25/48	183,209
452,478	Freddie Mac REMICS Series 4238 NS(a),(c)	SOFR30A + 6.586%	2.9130	02/15/42	48,295
2,733,819	Freddie Mac REMICS Series 4416 DS(a),(c)	SOFR30A + 5.986%	2.3130	12/15/44	318,152
157,966	Freddie Mac REMICS Series 4583 ST(a),(c)	SOFR30A + 5.886%	2.2130	05/15/46	16,390
1,325,306	Freddie Mac REMICS Series 4685 SA(a),(c)	SOFR30A + 5.986%	2.3130	05/15/47	173,831
2,928,149	Freddie Mac REMICS Series 4718 SC(a),(c)	SOFR30A + 6.036%	2.3630	09/15/47	338,710
966,127	Freddie Mac REMICS Series 4796 AS(a),(c)	SOFR30A + 6.086%	2.4130	05/15/48	138,486
7,940,541	Government National Mortgage Association Series 2019-111 SK(a),(c)	TSFR1M + 3.316%	0.0001	09/20/49	86,387
					2,558,948

	TOTAL AGENCY ASSET BACKED SECURITIES (Cost $12,649,763)				2,615,908

	NON-AGENCY ASSET BACKED SECURITIES — 93.5%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9%
30,117	Adjustable Rate Mortgage Trust 2005-4 Series 2005-4 3A1(b)		6.5420	08/25/35	30,046
128,666	Alternative Loan Trust 2003-4CB Series 2003-4CB B1(b)		6.0060	04/25/33	77,872
71,786	Alternative Loan Trust 2003-J2 Series 2003-J2 B1		6.0000	10/25/33	67,085
333,448	Alternative Loan Trust 2005-22T1 Series 2005-22T1 A2(a),(c)	TSFR1M + 4.956%	1.2770	06/25/35	24,963
1,505,154	Alternative Loan Trust 2006-32CB Series 2006-32CB A8(a),(c)	TSFR1M + 5.156%	1.4770	11/25/36	131,688
107,157	Alternative Loan Trust 2006-HY10 Series 2006-HY10 2A1(b)		5.1990	05/25/36	103,669
294,588	Alternative Loan Trust 2006-J3 Series 2006-J3 2A1		4.7500	12/29/26	268,420
130,624	Alternative Loan Trust 2006-J5 Series 2006-J5 1A4		6.5000	09/25/36	60,856
18,625,616	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XBI(a),(d) (i)		0.0001	08/25/46	3,921
4,271,192	Alternative Loan Trust 2006-OA10 Series 2006-OA10 XAD(a),(d) (i)		0.0001	08/25/46	711

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9% (Continued)
10,434,657	Alternative Loan Trust 2006-OA14 Series 2006-OA14 X2(a),(b)		0.0001	11/25/46	$104
4,629,073	Alternative Loan Trust 2006-OA17 Series 2006-OA17 2X(a),(b)		1.2350	12/20/46	457,932
30,424,302	Alternative Loan Trust 2006-OA2 Series 2006-OA2 X1P(a),(b)		0.1650	05/20/46	260,563
27,900,000	Alternative Loan Trust 2006-OC6 Series 2006-OC6 2A2A(c) (i)	TSFR1M + 0.434%	0.0001	07/25/36	104,958
137,364	Alternative Loan Trust Resecuritization 2006-22R Series 2006-22R 2A2		6.2500	05/25/36	67,706
154,538	American Home Mortgage Assets Trust 2006-2 Series 2006-2 1A1(c)	12MTA + 0.960%	4.8190	09/25/46	147,682
110,189	American Home Mortgage Assets Trust 2007-5 Series 2007-5 A1(c)	TSFR1M + 0.494%	4.1730	06/25/47	106,760
132,282	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 1A5(a),(c)	TSFR1M + 772.262%	6.0000	11/25/36	31,392
298,001	Banc of America Alternative Loan Trust 2006-8 Series 2006-8 XIO(a)		6.0000	11/25/46	59,268
1,650,420	Banc of America Funding 2005-C Trust Series 2005-C M2(c)	TSFR1M + 0.764%	4.4400	05/20/35	1,051,177
43,567	Banc of America Funding 2005-F Trust Series 2005-F 1A1(c)	TSFR1M + 0.734%	4.4100	09/20/35	34,577
419,949	Banc of America Mortgage 2007-1 Trust Series 2007-1 2IO(a)		6.0000	01/25/37	79,601
163,160	Bear Stearns ALT-A Trust 2003-6 Series 2003-6 B1(b)		5.3790	01/25/34	90,714
341,610	Bear Stearns ALT-A Trust 2005-7 Series 2005-7 25A1(b)		5.0370	09/25/35	106,472
106,264	Bear Stearns ARM Trust 2004-6 Series 2004-6 2A2(b)		4.0470	09/25/34	96,934
33,435	Bear Stearns ARM Trust 2004-7 Series 2004-7 1A1(b) (i)		0.0001	10/25/34	25,793
20,259	Bear Stearns Asset Backed Securities I Trust Series 2004-AC5 A2(c)	TSFR1M + 0.514%	4.1930	10/25/34	18,083
159,775	Bear Stearns Asset Backed Securities Trust Series 2003-AC4 M1(d)		5.6580	09/25/33	136,016
12,238	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 B(c)	TSFR1M + 4.989%	8.6680	10/25/33	27,399
27,216	Bear Stearns Asset Backed Securities Trust Series 2003-AC6 M2(c)	TSFR1M + 2.764%	6.4430	11/25/33	18,533
1,427,444	Bear Stearns Mortgage Funding Trust 2006-AR1 Series 2006-AR1 2A2(c)	TSFR1M + 0.634%	4.3130	08/25/36	1,780,993
2,266,613	Bear Stearns Mortgage Funding Trust 2006-AR5 Series 2006-AR5 1A2(c)	TSFR1M + 0.324%	4.2130	12/25/46	2,243,108
2,140,331	Bear Stearns Mortgage Funding Trust 2007-AR1 Series 2007-AR1 1A2(c)	TSFR1M + 0.324%	4.0030	01/25/37	2,131,674
1,607,238	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 1A2(c)	TSFR1M + 0.294%	4.1530	03/25/37	1,636,064
1,356,549	Bear Stearns Mortgage Funding Trust 2007-AR3 Series 2007-AR3 21A2(c)	TSFR1M + 0.494%	4.1730	04/25/37	1,355,566
13,788	Bear Stearns Mortgage Funding Trust 2007-SL1 Series 2007-SL1 1A(c)	TSFR1M + 0.434%	4.1130	03/25/37	20,610
18,562	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 5A2(b)		6.0000	02/25/37	17,669
4,869	Chase Mortgage Finance Trust Series 2007-A1 Series 2007-A1 7A1(b)		6.8700	02/25/37	4,903
21,500	Chevy Chase Funding, LLC Mortgage-Backed Series 2004-2A A2(c),(e)	TSFR1M + 0.434%	4.1130	05/25/35	21,369
143,295	CHL Mortgage Pass-Through Trust 2003-58 Series 2003-58 M(b)		6.6390	02/19/34	138,133
20,664	CHL Mortgage Pass-Through Trust 2004-25 Series 2004-25 1A2(c)	TSFR1M + 0.894%	4.5730	02/25/35	16,930
3,461,623	CHL Mortgage Pass-Through Trust 2004-29 Series 2004-29 2X(a),(b)		0.2060	02/25/35	35
12,631	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A1(c)	TSFR1M + 0.384%	4.0630	04/25/35	12,099
159,048	CHL Mortgage Pass-Through Trust 2005-11 Series 2005-11 4A2(c)	TSFR1M + 0.434%	4.1130	04/25/35	117,209
211,880	CHL Mortgage Pass-Through Trust 2005-14 Series 2005-14 A3		5.5000	07/25/35	69,582

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9% (Continued)
53,321	Citicorp Mortgage Securities Trust Series 2006-4 Series 2006-4 1A12		6.0000	08/25/36	$17,671
31,056	Citicorp Mortgage Securities Trust Series 2007-7 Series 2007-7 APO(f)		0.0001	08/25/37	21,571
17,857	Citigroup Mortgage Loan Trust 2004-HYB2 Series 2004-HYB2 1A(b)		6.2470	03/25/34	17,655
79,926	Citigroup Mortgage Loan Trust 2005-3 Series 2005-3 2A2B(b)		5.3870	08/25/35	72,785
34,706	Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1 2A1(c)	H15T1Y + 2.400%	6.0500	03/25/36	35,238
31,552	Citigroup Mortgage Loan Trust 2007-AR8 Series 2007-AR8 2A1A(b)		4.9720	07/25/37	28,252
8,622	Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB1 A31(b)		6.1600	02/25/34	8,622
48,622	CitiMortgage Alternative Loan Trust Series 2007-A1 Series 2007-A1 1A1		6.0000	01/25/37	44,102
2,342,106	CitiMortgage Alternative Loan Trust Series 2007-A6 Series 2007-A6 1A2(a),(c)	TSFR1M + 5.286%	1.6070	06/25/37	155,466
58,097	Credit Suisse First Boston Mortgage Securities Series 2003-AR9 CB1(b)		5.6460	03/25/33	56,772
582,881	Credit Suisse First Boston Mortgage Securities Series 2004-AR7 CB1(c)	TSFR1M + 1.264%	4.9430	11/25/34	539,813
436,986	CSFB Mortgage-Backed Trust Series 2004-7 Series 2004-7 DB1(b)		5.9890	11/25/34	279,805
34,071	Deutsche Alt-A Securities Inc Mortgage Loan Trust Series 2005-5 1A3(b)		5.5000	11/25/35	69,996
939,174	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5 A3(c)	TSFR1M + 0.914%	4.5930	08/25/47	749,617
8,758	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B2(c)	TSFR1M + 1.764%	5.4410	08/25/35	7,533
151,023	DSLA Mortgage Loan Trust 2004-AR3 Series 2004-AR3 B3(c)	TSFR1M + 1.989%	5.6660	07/19/44	66,975
16	DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2(c) (i) (j)	TSFR1M + 0.774%	4.4510	02/19/45	—	(h)
89,821	Fannie Mae REMIC Trust 2003-W1 Series 2003-W1 M(b)		2.2380	12/25/42	78,977
438,764	Global Mortgage Securitization Ltd. Series 2005-A B1(e)		5.2500	04/25/32	384,972
7,355	GreenPoint Mortgage Funding Trust 2006-AR3 Series 2006-AR3 3A1(c) (i) (j)	TSFR1M + 0.574%	4.2530	04/25/36	7,355
26,332,087	GreenPoint Mortgage Funding Trust Series 2006-AR8(c) (i)	TSFR1M + 0.534%	0.0001	01/25/47	147,775
725,632	GSMPS Mortgage Loan Trust 2003-3 Series 2003-3 B1(b),(e)		6.9680	06/25/43	7
155,788	GSR Mortgage Loan Trust 2003-2F Series 2003-2F 2A5		4.7500	03/25/32	156,428
7,972	GSR Mortgage Loan Trust 2004-7 Series 2004-7 1A2(b)		4.3940	06/25/34	7,732
1,040,009	GSR Mortgage Loan Trust 2006-9F Series 2006-9F 6A1(c)	TSFR1M + 0.464%	4.1430	10/25/36	69,054
13,663	GSR Mortgage Loan Trust 2006-AR2 Series 2006-AR2 1B2(c)	TSFR1M + 0.894%	4.5680	12/25/35	3,023
11,346,167	HarborView Mortgage Loan Trust 2005-8 Series 2005-8 1X(a),(b)		0.0001	09/19/35	113
9,472,465	HarborView Mortgage Loan Trust 2006-1 Series 2006-1 X1(a),(b)		0.0001	03/19/36	95
234,166	HomeBanc Mortgage Trust 2005-1 Series 2005-1 B1(c)	TSFR1M + 1.989%	5.6680	03/25/35	153,035
242,527	Impac Secured Assets CMN Owner Trust Series 2002-2 M1		6.5000	04/25/33	109,114
730,621	Impac Secured Assets CMN Owner Trust Series 2004-1 M2(d)		5.4160	03/25/34	442,013
644,830	IndyMac INDX Mortgage Loan Trust 2004-AR9 Series 2004-AR9 5M2(c)	TSFR1M + 1.914%	5.5930	11/25/34	480,255
170,747	IndyMac INDX Mortgage Loan Trust 2005-AR2 Series 2005-AR2 2A1B(c)	TSFR1M + 0.894%	4.5730	02/25/35	120,747
57,035,000	IndyMac INDX Mortgage Loan Trust 2005-AR4 Series 2005-AR4 2A1A(c) (i) (j)	TSFR1M + 0.674%	0.0001	03/25/35	11,407
29,226	IndyMac INDX Mortgage Loan Trust 2006-AR5 Series 2006-AR5 2A1(b)		3.5880	05/25/36	28,408

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9% (Continued)
306,551	JP Morgan Alternative Loan Trust Series 2006-A2 5A1(b)		4.4920	05/25/36	$160,250
957,411	JP Morgan Mortgage Trust 2005-A1 Series 2005-A1 IB2(b)		5.7940	02/25/35	945,312
42,085	JP Morgan Mortgage Trust 2006-A6 Series 2006-A6 3A2(b)		4.1980	10/25/36	22,974
106,663	JP Morgan Mortgage Trust 2006-A7 Series 2006-A7 2A2(b)		4.3920	01/25/37	88,786
25,056	Lehman Mortgage Trust 2005-3 Series 2005-3 2A7		6.0000	01/25/36	22,478
3,085,906	Lehman XS Trust Series 2006-18N Series 18N A5A(c) (i)	TSFR1M + 0.454%	0.0001	12/25/36	31,508
97,401	Lehman XS Trust Series 2007-16N Series 2007-16N 2A2(c)	TSFR1M + 1.814%	5.4930	09/25/47	90,351
432,181	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A3(c)	TSFR1M + 0.464%	4.1430	03/25/36	34,462
280,918	MASTR Alternative Loan Trust 2006-2 Series 2006-2 2A1(c)	TSFR1M + 0.514%	4.1930	03/25/36	22,692
22,976	MASTR Asset Securitization Trust 2004-3 Series 2004-3 4A11		5.5000	03/25/34	17,693
27,260	Merrill Lynch Mortgage Investors Trust MLMI Series Series 2003-A1 M2(b)		5.8480	12/25/32	27,177
1,456,357	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2003-G XA2(a),(b)		0.2880	01/25/29	4,679
259,271	Merrill Lynch Mortgage Investors Trust Series MLCC Series 2007-3 M1(b)		4.2320	09/25/37	103,769
14,965	Merrill Lynch Mortgage Investors Trust Series MLMI Series 2004-A1 M1(b)		5.9340	02/25/34	10,253
16,588	MortgageIT Trust 2005-2 Series 2005-2 2M2(c)	TSFR1M + 1.764%	5.4320	05/25/35	15,930
110,417	Nomura Asset Acceptance Corp Alternative Loan Series 2004-AR1 5M1(c)	TSFR1M + 1.214%	4.8930	08/25/34	135,564
370	Prime Mortgage Trust 2006-1(i) (j)		5.5000	06/25/36	—	(h)
3,014,371	RALI Series 2005-QO1 Trust Series 2005-QO1 A3(c)	TSFR1M + 0.494%	4.1730	08/25/35	1,160,017
134,752	RALI Series 2005-QS7 Trust Series 2005-QS7 CB		5.5000	06/25/35	121,837
105,184	RALI Series 2006-QS7 Trust Series 2006-QS7 A4(c)	TSFR1M + 0.514%	4.1930	06/25/36	75,984
49,048,800	RALI Series 2007-QH5 Trust Series 2007-QH5 AI2(c) (i)	TSFR1M + 0.614%	0.0001	06/25/37	153,839
460,536	RALI Series 2007-QH7 Trust Series 2007-QH7 1A2(c)	TSFR1M + 0.654%	4.3330	08/25/37	802,185
6,258	RAMP Series 2004-SL1 Trust Series 2004-SL1 MI6(c)	TSFR1M + 2.014%	6.6430	10/25/31	6,377
4,595,698	Reperforming Loan REMIC Trust 2005-R1 Series 2005-R1 1AS(a),(b),(e)		2.3390	03/25/35	197,262
5,562,974	Reperforming Loan REMIC Trust 2005-R2 Series 2005-R2 1AS(a),(b),(e)		1.8080	06/25/35	217,917
4,708,954	Reperforming Loan REMIC Trust 2006-R1 Series 2006-R1 AS(a),(b)		1.9030	01/25/36	200,995
10,750,053	Residential Asset Securitization Trust 2005-A11CB Series 2005-A11 1AX(a),(b)		0.2950	10/25/35	111,873
267,472	Residential Asset Securitization Trust 2005-A16 Series 2005-A16 A3		6.0000	02/25/36	110,136
80,933	SACO I, Inc. Series 1999-3 1B1(b),(e) (i)		5.0720	04/25/39	79,421
734,006	Structured Asset Mortgage Investments II Trust Series 2005-AR5 X2(a),(b)		0.5620	07/19/35	7,314
300,000	Structured Asset Mortgage Investments II Trust Series AR7 A10(c) (i)	TSFR1M + 0.514%	0.0001	08/25/36	598
983,380	Structured Asset Mortgage Investments II Trust Series AR6 A2(c)	12MTA + 1.730%	5.5890	08/25/47	1,467,965
164,038	Structured Asset Securities Corp Assistance Loan Series 2003-AL1 B1(e)		3.3560	04/25/31	107,254
123,028	Structured Asset Securities Corp Mortgage Series 2003-9A B1II(b)		5.6530	03/25/33	115,263
446,124	SunTrust Alternative Loan Trust 2006-1F Series 2006-1F 1A4		6.0000	04/25/36	139,238

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 25.9% (Continued)
18,056,988	WaMu Mortgage Pass-Through Certificates Series Series 2005-AR15 X(a),(b) (i)		0.1430	11/25/45	$12,443
					24,451,018
	HOME EQUITY — 18.1%
176,034	ABFC 2004-OPT1 Trust Series 2004-OPT1 M6(c)	TSFR1M + 5.364%	9.0430	12/25/32	168,486
12,777	ABFC 2004-OPT3 Trust Series 2004-OPT3 M1(c)	TSFR1M + 0.864%	4.5430	09/25/33	12,767
114,000	Accredited Mortgage Loan Trust 2005-4 Series 2005-4 M3(c)	TSFR1M + 0.574%	4.2530	12/25/35	95,815
126,700	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1 M4(c)	TSFR1M + 5.364%	9.0430	07/25/33	112,018
7,456	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M2(c)	TSFR1M + 1.689%	5.3680	04/25/34	6,482
80,583	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M4(c)	TSFR1M + 3.114%	6.7930	04/25/34	69,378
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1 M5(c)	TSFR1M + 3.489%	7.1680	04/25/34	209,007
372,476	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 M3(c)	TSFR1M + 2.444%	6.1230	04/25/34	218,255
156,672	Aegis Asset Backed Securities Trust Mortgage Series 2004-1 B1(c)	TSFR1M + 2.894%	6.5730	04/25/34	7,585
523,041	AFC Home Equity Loan Trust Series 1999-2 1A(c)	TSFR1M + 0.924%	4.6030	06/25/29	433,776
6,850,000	Ameriquest Mortgage Securities Asset-Backed(c) (i) (j)	US0001M + 3.045%	3.1290	05/25/33	381
267,414	Argent Securities Inc Asset-Backed Pass-Through Series 2006-M2 A2C(c)	TSFR1M + 0.264%	3.9430	09/25/36	86,509
41,668	Asset Backed Securities Corp Home Equity Loan Series 2004-HE3 M6(c)	TSFR1M + 4.239%	7.9180	06/25/34	54,619
302,146	Asset Backed Securities Corp Home Equity Loan Series 2004-HE9 M2(c)	TSFR1M + 1.914%	5.5930	12/25/34	269,711
791,285	Asset Backed Securities Corp Home Equity Loan Series 2005-HE2 M5(c)	TSFR1M + 1.989%	5.6680	02/25/35	844,825
2,430,000	Bayview Financial Mortgage Pass-Through Trust Series 2005-C B2(c)	TSFR1M + 2.139%	5.1380	06/28/44	2,109,825
112,763	Bear Stearns Asset Backed Securities I Trust Series 2004-HE6 M5(c)	TSFR1M + 4.239%	5.5800	08/25/34	127,215
182,516	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M6(c)	TSFR1M + 5.739%	9.4180	08/25/34	174,343
912,695	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M5(c)	TSFR1M + 2.964%	5.7550	09/25/34	1,010,536
618,958	Bear Stearns Asset Backed Securities I Trust Series 2004-HE8 M4(c)	TSFR1M + 2.739%	6.4180	09/25/34	733,173
376,533	Bear Stearns Asset Backed Securities I Trust Series 2004-HE9 M4(c)	TSFR1M + 2.739%	5.6980	11/25/34	451,710
188,378	Bear Stearns Asset Backed Securities I Trust Series 2004-HE10 M5(c)	TSFR1M + 2.814%	6.0580	12/25/34	226,071
4,769	Bear Stearns Asset Backed Securities Trust Series 1999-2 AF2(d)		8.4100	10/25/29	4,798
86,246	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M4(c)	TSFR1M + 2.964%	6.0620	01/25/34	85,871
73,148	Bear Stearns Asset Backed Securities Trust Series 2003-HE1 M5(c)	TSFR1M + 3.489%	6.0620	01/25/34	94,682
112,358	Bear Stearns Asset Backed Securities Trust Series 2004-HE1 M6(c)	TSFR1M + 6.114%	6.1050	02/25/34	147,983
9,927	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M4(c)	TSFR1M + 2.739%	5.6610	03/25/34	11,574
514,705	Bear Stearns Asset Backed Securities Trust Series 2004-HE2 M6(c)	TSFR1M + 4.989%	5.6610	03/25/34	513,122
59,862	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M2(c)	TSFR1M + 1.989%	5.6680	07/25/34	56,270
51,739	Bear Stearns Asset Backed Securities Trust Series 2004-HE5 M6(c)	TSFR1M + 5.739%	9.4180	07/25/34	47,655
233,401	Centex Home Equity Loan Trust 2001-b Series 2001-B A5(d)		7.3300	07/25/32	158,366
43,774	Centex Home Equity Loan Trust 2003-A Series 2003-A M2(c)	TSFR1M + 1.844%	5.5230	03/25/33	43,824

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	HOME EQUITY — 18.1% (Continued)
9,045	Centex Home Equity Loan Trust 2004-D Series 2004-D MV2(c)	TSFR1M + 1.149%	4.8280	09/25/34	$8,714
16,965	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(c)	TSFR1M + 1.464%	5.1430	01/25/32	16,979
67,322	Citigroup Mortgage Loan Trust 2007-AMC2 Series 2007-AMC2 A3A(c)	TSFR1M + 0.274%	3.9530	01/25/37	50,244
291,153	Citigroup Mortgage Loan Trust 2007-OPX1 Series 2007-OPX1 A4B(d)		6.3330	01/25/37	93,765
4,712,004	Citigroup Mortgage Loan Trust, Inc. Series 2005-HE4 M5(c)	TSFR1M + 1.089%	4.7680	10/25/35	2,477,218
71,944	Credit Suisse First Boston Mortgage Securities Series 2002-HE16 M2(c)	TSFR1M + 2.114%	5.7930	10/25/32	78,477
80,729	Delta Funding Home Equity Loan Trust 1999-3 Series 1999-3 M1(d)		8.1000	01/15/30	50,876
440,711	EMC Mortgage Loan Trust 2002-A Series 2002-AA M2(c),(e)	TSFR1M + 2.664%	6.3430	05/25/39	439,445
446,757	EquiFirst Mortgage Loan Trust 2004-3 Series 2004-3 M9(c)	TSFR1M + 4.014%	7.6930	12/25/34	370,773
11,152	GE Capital Mortgage Services Inc 1999-HE2 Trust Series 1999-HE2 B1(b)		7.9050	07/25/29	3,661
140,883,114	GMACM Home Equity Loan Trust 2006-HE1 Series 2006-HE1 A(c) (i) (j)	US0001M + 0.315%	0.0001	11/25/36	88,756
47,020	GSAA Home Equity Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.274%	3.9530	03/25/36	14,969
135,035	Home Equity Asset Trust Series 2003-8 M3(c)	TSFR1M + 2.464%	6.1430	04/25/34	135,028
83,961	Home Equity Mortgage Loan Asset-Backed Trust Series 2003-A MF1(d)		4.5800	04/25/33	201,292
453,975	IMC Home Equity Loan Trust 1998-1 Series 1998-1 M1(d)		7.5300	06/20/29	453,825
32	IMC Home Equity Loan Trust 1998-5 Series 1998-5 A6(d)		6.5600	03/15/37	32
101,247	Mastr Asset Backed Securities Trust 2004-FRE1 Series 2004-FRE1 M6(c)	TSFR1M + 2.214%	5.8930	07/25/34	90,907
24,381	Mastr Asset Backed Securities Trust 2004-OPT2 Series 2004-OPT2 M4(c)	TSFR1M + 1.614%	5.2930	09/25/34	20,069
653,565	New Century Home Equity Loan Trust Series 2003-2 Series 2003-2 M2(c)	TSFR1M + 3.114%	6.7930	01/25/33	491,191
329,739	NovaStar Mortgage Funding Trust Series 2004-3 Series 2004-3 B1(c)	TSFR1M + 2.889%	6.5680	12/25/34	292,761
202,353	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M3(c)	TSFR1M + 2.139%	5.8180	01/25/34	176,399
298,286	Option One Mortgage Loan Trust 2004-1 Series 2004-1 M4(c)	TSFR1M + 2.589%	6.2680	01/25/34	251,792
471,888	Option One Mortgage Loan Trust 2004-2 Series 2004-2 M4(c)	TSFR1M + 2.814%	6.4930	05/25/34	473,903
302,706	Renaissance Home Equity Loan Trust 2002-3 Series 2002-3 B(c)	TSFR1M + 5.364%	9.0430	12/25/32	203,602
260,668	Renaissance Home Equity Loan Trust 2003-2 Series 2003-2 M2A(c)	TSFR1M + 3.114%	3.7230	08/25/33	225,399
30,746	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC1 B2(c)	TSFR1M + 3.114%	6.7930	02/25/34	35,596
509,793	Specialty Underwriting & Residential Finance Trust Series 2004-BC1 B1(c)	TSFR1M + 2.664%	6.3430	02/25/35	569,113
14,757,000	Structured Asset Securities Corp 2005-S1(c) (i)	US0001M + 1.050%	0.0001	03/25/35	40,710
6,385	Structured Asset Securities Corp Mortgage Pass Series 2001-SB1 A5		3.3750	08/25/31	3,953
11,799	Structured Asset Securities Corp Pass-Through Series 2002-AL1 A2		3.4500	02/25/32	9,997
13,079	Terwin Mortgage Trust 2003-7SL Series 2003-7SL B3(b),(e)		8.0000	12/25/33	12,624
3,000,000	Terwin Mortgage Trust 2006-HF-1 Series 2006-HF1 M1(b),(e) (i)		0.0001	02/25/37	160,716
14,642	Terwin Mortgage Trust Series TMTS 2003-5SL Series 2003-5SL B3(b),(e)		8.0000	10/25/34	11,783
930,278	UCFC Home Equity Loan Trust 1998-D Series 1998-D MF2(b)		7.7500	04/15/30	941,324

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	HOME EQUITY — 18.1% (Continued)
171,113	Yale Mortgage Loan Trust 2007-1 Series 2007-1 A(c),(e)	TSFR1M + 0.514%	4.1930	06/25/37	$52,509
					17,135,034
	NON AGENCY CMBS — 23.2%
10,834,758	BANK 2017-BNK6 Series 2017-BNK6 XG(a),(b),(e)		1.5000	07/15/60	151,730
6,143	Bayview Commercial Asset Trust 2006-1 Series 2006-1A M4(c),(e)	TSFR1M + 0.894%	4.5730	04/25/36	5,761
856,205	Bayview Commercial Asset Trust 2006-SP2 Series 2006-SP2 B1(c),(e)	TSFR1M + 1.914%	5.5930	01/25/37	1,612,616
392,836	CBA Commercial Small Balance Commercial Mortgage Series 2006-2A A(d),(e)		6.0400	01/25/39	391,555
3,150,000	Citigroup Commercial Mortgage Trust 2015-GC35 Series 2015-GC35 D		3.2360	11/10/48	1,134,518
3,500,000	GS Mortgage Securities Trust 2014-GC22 Series 2014-GC22 D(b),(e)		4.3710	06/10/47	1,041,577
850,000	HMH Trust 2017-NSS Series 2017-NSS A(e)		3.0620	07/05/31	756,289
8,113,000	HMH Trust 2017-NSS Series 2017-NSS E(e) (i)		6.2920	07/05/31	244,572
4,000,000	HMH Trust 2017-NSS Series 2017-NSS F(e) (i)		8.4800	07/05/31	161,680
64,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC C(c),(e)	TSFR1M + 2.597%	6.2700	04/15/31	3,363
27,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC D(c),(e)	TSFR1M + 3.417%	7.0900	04/15/31	849
388,922	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 D(b)		3.6070	04/15/46	2,917
1,000,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 E(b),(e)		3.7840	10/15/48	820,958
3,302,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1 E(b),(e)		4.9380	03/15/49	2,473,660
1,666,666	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 E(e)		2.8770	05/15/49	1,364,679
3,976,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 E(b),(e)		3.0000	09/15/49	2,468,117
4,467,483	Starwood Retail Property Trust 2014-STAR Series 2014-STAR A(c),(e)	PRIME	0.7870	11/15/27	2,826,010
2,392,000	Wells Fargo Commercial Mortgage Trust 2013-LC12 Series 2013-LC12 D(b),(e)		3.7440	07/15/46	1,655,563
1,666,666	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 E(e)		2.8690	02/15/48	819,511
1,631,000	Wells Fargo Commercial Mortgage Trust 2015-C27 Series 2015-C27 D(e)		3.7680	02/15/48	900,328
2,500,000	Wells Fargo Commercial Mortgage Trust 2016-C36 Series 2016-C36 D(e)		2.9420	11/15/59	1,937,251
3,000,000	WFRBS Commercial Mortgage Trust 2013-C14 Series 2013-C14 E(e)		3.2500	06/15/46	1,164,370
					21,937,874
	OTHER ABS — 1.7%
272,042	BCMSC Trust 2001-A Series 2001-A M2(b)		8.2650	12/15/30	347,225
1,079,627	Conseco Finance Securitizations Corporation Series 2001-2 M1(b)		7.6900	03/01/31	1,105,501
101,148	Origen Manufactured Housing Contract Trust 2001-A Series 2001-A M1(b)		7.8200	03/15/32	101,469
					1,554,195
	RESIDENTIAL MORTGAGE — 24.6%
1,814,899	Ameriquest Mortgage Securities Inc Asset Backed Series 2005-R11 M6(c)	TSFR1M + 1.269%	4.9480	01/25/36	1,960,319
164,752	Amortizing Residential Collateral Trust Series 2001-BC5 M1(c)	TSFR1M + 0.939%	4.6180	08/25/31	183,267
22,022	Bear Stearns Asset Backed Securities Trust Series 2004-SD1 M3(d)		6.0000	12/25/42	—	(h)

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	RESIDENTIAL MORTGAGE — 24.6% (Continued)
50,071	Bear Stearns Asset Backed Securities Trust Series 2007-SD2 1A2A		6.0000	09/25/46	$48,640
5,420,086	Carrington Mortgage Loan Trust Series 2005-FRE1 Series 2005-FRE1 M4(c)	TSFR1M + 1.044%	4.7230	12/25/35	2,977,393
107,139	Chase Funding Trust Series 2003-3 Series 2003-3 1M2		4.8850	05/25/32	102,020
1,324,486	Citicorp Residential Mortgage Trust Series 2006-2 Series 2006-2 M3(d)		5.9960	09/25/36	1,323,419
143,937	Citigroup Global Markets Mortgage Securities VII, Series 1997-LB6 B2		7.0000	12/25/27	22,353
190,571	Citigroup Mortgage Loan Trust 2007-AHL3 Series 2007-AHL3 A1(c),(e)	TSFR1M + 0.284%	3.9630	05/25/37	171,390
1,361,478	Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 MV6(c)	TSFR1M + 1.989%	5.6680	08/25/35	1,480,856
2,923,056	Countrywide Asset-Backed Certificates Series 2006-BC1 M4(c)	TSFR1M + 1.089%	4.7680	04/25/36	2,228,909
1,891,677	Countrywide Asset-Backed Certificates Series 2006-1 MV2(c)	TSFR1M + 0.729%	4.4080	07/25/36	1,805,564
75,057	Countrywide Asset-Backed Certificates Series 2006-23 1A(c)	TSFR1M + 0.394%	4.0730	05/25/37	72,165
5,000,000	Credit-Based Asset Servicing and Securitization, Series 2002-CB5 M2(c) (i) (j)	TSFR1M + 3.114%	0.0001	05/25/32	50,000
54,765	Credit-Based Asset Servicing and Securitization, Series 2004-CB6 B1(c)	TSFR1M + 2.814%	4.7020	07/25/35	46,513
260	Credit-Based Asset Servicing and Securitization, Series 2004-CB8 M1(c)	TSFR1M + 0.909%	3.6720	12/25/35	260
132,574	CWABS Asset-Backed Certificates Trust 2005-1 Series 2005-1 MF4(b)		4.4770	07/25/35	112,893
640,958	First Franklin Mortgage Loan Trust 2002-FF4 Series 2002-FF4 M1(c)	TSFR1M + 1.689%	5.3680	02/25/33	553,392
283,856	First Franklin Mortgage Loan Trust 2003-FF4 Series 2003-FF4 M2(c)	TSFR1M + 2.589%	6.2680	10/25/33	263,819
16,985	Fremont Home Loan Trust 2004-B Series 2004-B M6(c)	TSFR1M + 2.439%	6.1180	05/25/34	16,874
325	Fremont Home Loan Trust 2004-C Series 2004-C M3(c)	TSFR1M + 1.839%	5.5180	08/25/34	283
277,161	GSAMP Trust 2004-OPT Series 2004-OPT B2(c)	TSFR1M + 2.664%	3.7820	11/25/34	219,753
2,711,137	Home Equity Loan Trust Series 2007-FRE1 M1(c)	TSFR1M + 0.614%	4.2930	04/25/37	2,644,277
128,638	Home Equity Mortgage Loan Asset-Backed Trust Series 2005-D M1(c)	TSFR1M + 0.774%	4.4530	03/25/36	122,288
139,076	Lehman XS Trust 2007-1 Series 2007-1 1A4(c)	TSFR1M + 0.574%	4.2530	02/25/37	114,438
2,865	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1 M2(c)	TSFR1M + 0.909%	4.5880	09/25/35	2,798
2,626	Morgan Stanley A.B.S Capital I Inc Trust 2004-NC7 Series 2004-NC7 M4(c)	TSFR1M + 1.839%	5.5180	07/25/34	3,871
122,197	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC4 Series 2005-WMC4 M6(c)	TSFR1M + 1.164%	4.8430	04/25/35	115,936
1,243,724	Newcastle Mortgage Securities Trust 2007-1 Series 2007-1 M2(c)	TSFR1M + 0.764%	4.4430	04/25/37	1,857,894
1,271,430	People’s Choice Home Loan Securities Trust Series 2004-2 M5(c)	TSFR1M + 2.814%	6.4930	10/25/34	812,921
80,989	RAMP Series 2005-RS8 Trust Series 2005-RS8 M2(c)	TSFR1M + 0.614%	4.5430	09/25/35	80,881
7,561	SACO I Trust 2006-3 Series 2006-3 A1(c)	TSFR1M + 0.474%	4.1530	04/25/36	159,196
52,691	Saxon Asset Securities Trust 2004-2 Series 2004-2 MV3(c)	TSFR1M + 2.019%	5.6980	08/25/35	58,235
948,250	Saxon Asset Securities Trust 2005-1 Series 2005-1 B3(c)	TSFR1M + 3.639%	2.4050	05/25/35	50,230
4,500,000	Saxon Asset Securities Trust 2007-4 Series 2007-4 M1(c),(e)	TSFR1M + 3.114%	6.7930	12/25/37	2,968,256
142,039	Securitized Asset Backed Receivables, LLC Trust Series 2004-NC3 M2(c)	TSFR1M + 1.794%	5.4730	09/25/34	155,292
28,188	Soundview Home Loan Trust 2004-WMC1 Series 2004-WMC1 M4(c)	TSFR1M + 1.314%	4.9930	01/25/35	23,773
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2 B1(c)	TSFR1M + 4.614%	8.2930	06/25/34	196,872

See accompanying notes to financial statements.

DEER PARK TOTAL RETURN CREDIT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	NON-AGENCY ASSET BACKED SECURITIES — 93.5% (Continued)
	RESIDENTIAL MORTGAGE — 24.6% (Continued)
145,759	Structured Asset Investment Loan Trust 2003-BC4 Series 2003-BC4 M4(c)	TSFR1M + 4.989%	8.6680	06/25/33	$137,113
68,262	Structured Asset Investment Loan Trust 2003-BC8 Series 2003-BC8 M2(c)	TSFR1M + 2.739%	6.4180	08/25/33	64,390
33,588	Wilshire Mortgage Loan Trust Series 1997-2 A7(b)		6.8350	03/25/28	33,413
					23,242,156

	TOTAL NON-AGENCY ASSET BACKED SECURITIES (Cost $104,350,609)				88,320,277

Shares					Fair Value
	SHORT-TERM INVESTMENT — 3.5%
	MONEY MARKET FUND - 3.5%
3,302,040	First American Government Obligations Fund, Class X, 3.57% (Cost $3,302,040)(g)				3,302,040

	TOTAL INVESTMENTS - 99.8% (Cost $120,302,412)				$94,238,225
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%				217,926
	NET ASSETS - 100.0%				$94,456,151

LLC	- Limited Liability Company

LTD	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	- 12-Month Treasury Average

H15T1Y	- US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

PRIME	- Prime Rate by Country United States

SOFR30A	- United States Secured Overnight Financing Rate (SOFR) Over A Rolling 30-Day Period

TSFR1M	- Term Secured Overnight Financing Rate (SOFR) 1 month

US0001M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 1 Month

(a)	Interest only securities.

(b)	Variable rate security; the rate shown represents the rate on March 31, 2026.

(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at March 31, 2026.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2026 the total market value of 144A securities is $25,625,365 or 27.1% of net assets.

(f)	Zero coupon bond.

(g)	Rate disclosed is the seven day effective yield as of March 31, 2026.

(h)	Amount represents less than $1.

(i)	Illiquid security. Total illiquid securities represent 1.4% of net assets as of March 31, 2026.

(j)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2026

ASSETS
Investments (cost $120,302,412), at fair value	$94,238,225
Interest & dividend receivable	384,292
Receivable for fund shares sold	291
Receivable for securities sold	1
Prepaid expenses and other assets	32,031
TOTAL ASSETS	94,654,840

LIABILITIES
Payable for fund shares redeemed	61,532
Investment advisory fees payable	56,024
Payable to related parties	34,909
Distribution (12b-1) fees payable	3,230
Accrued expenses and other liabilities	42,994
TOTAL LIABILITIES	198,689
NET ASSETS	$94,456,151

Net Assets Consist Of:
Paid in capital	$223,570,043
Accumulated deficit	(129,113,892)
NET ASSETS	$94,456,151

Net Asset Value Per Share:
Class A Shares:
Net Assets	$7,100,577
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	900,382
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.89
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$8.37

Class C Shares:
Net Assets	$1,987,833
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	252,895
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.86

Class I Shares:
Net Assets	$85,367,741
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,797,151
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$7.91

(a)	On investments of $1 million or more, the maximum sales charge will not apply.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2026

INVESTMENT INCOME
Interest income	$454,539
TOTAL INVESTMENT INCOME	454,539

EXPENSES
Investment advisory fees	763,349
Distribution (12b-1) Fees:
Class A	9,950
Class C	9,876
Administrative services fees	110,001
Professional fees	46,613
Third party administrative servicing fees	43,402
Accounting services fees	29,853
Registration fees	23,809
Transfer agent fees	18,212
Printing and postage expenses	14,685
Trustees fees and expenses	10,571
Custodian fees	10,198
Compliance officer fees	8,830
Line of credit interest expense	8,179
Insurance expense	1,850
Other expenses	31,243
TOTAL EXPENSES	1,140,621
Less: Fees waived by the Adviser	(441,082)
NET EXPENSES	699,539
NET INVESTMENT LOSS	(245,000)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	1,283,585
Net change in unrealized appreciation on investments	1,247,394

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,530,979

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,285,979

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
FROM OPERATIONS
Net investment income (loss)	$(245,000)	$2,864,477
Net realized gain from security transactions	1,283,585	1,444,752
Net change in unrealized appreciation (depreciation) of investments	1,247,394	(2,361,020)
Net increase in net assets resulting from operations	2,285,979	1,948,209

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(256,414)
Class C	—	(51,119)
Class I	—	(2,964,103)
Total distributions paid:
Class A	(282,412)	(594,400)
Class C	(64,237)	(88,365)
Class I	(3,391,987)	(5,128,485)
Net decrease in net assets resulting from distributions to shareholders	(3,738,636)	(9,082,886)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	41,637	492,754
Class C	95,083	74,926
Class I	4,351,288	22,571,929
Net asset value of shares issued in reinvestment of distributions:
Class A	277,496	834,209
Class C	46,734	108,549
Class I	2,944,310	7,387,694
Payments for shares redeemed:
Class A	(1,778,786)	(24,072,008)
Class C	(38,648)	(681,623)
Class I	(22,590,939)	(79,376,025)
Net decrease in net assets resulting from shares of beneficial interest	(16,651,825)	(72,659,595)

TOTAL DECREASE IN NET ASSETS	(18,104,482)	(79,794,272)

NET ASSETS
Beginning of Period	112,560,633	192,354,905
End of Period	$94,456,151	$112,560,633

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	March 31, 2026	Year Ended
	(Unaudited)	September 30, 2025
SHARE ACTIVITY
Class A:
Shares sold	5,176	60,427
Shares reinvested	34,557	103,140
Shares redeemed	(220,621)	(2,960,744)
Net decrease in shares of beneficial interest outstanding	(180,888)	(2,797,177)

Class C:
Shares sold	11,773	9,249
Shares reinvested	5,842	13,477
Shares redeemed	(4,825)	(84,466)
Net increase (decrease) in shares of beneficial interest outstanding	12,790	(61,740)

Class I:
Shares sold	540,041	2,778,709
Shares reinvested	365,773	912,400
Shares redeemed	(2,793,095)	(9,725,422)
Net decrease in shares of beneficial interest outstanding	(1,887,281)	(6,034,313)

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class A	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$8.02		$8.39		$8.53		$9.35		$10.75		$10.37
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.04		0.29		0.37		0.33		0.29
Net realized and unrealized gain (loss) on investments	0.18		0.17	(10)	0.15		(0.62)		(1.22)		0.60
Total from investment operations	0.16		0.21		0.44		(0.25)		(0.89)		0.89
Less distributions from:
Net investment income	(0.29)		(0.36)		(0.35)		(0.43)		(0.34)		(0.39)
Return of capital	—		(0.22)		(0.23)		(0.14)		(0.17)		(0.12)
Total distributions	(0.29)		(0.58)		(0.58)		(0.57)		(0.51)		(0.51)
Net asset value, end of period	$7.89		$8.02		$8.39		$8.53		$9.35		$10.75
Total return (2)	1.99	% (12)	2.67%		5.24%		(2.73)%		(8.51)%		8.82%
Net assets, at end of period (000s)	$7,101		$8,671		$32,545		$89,664		$123,018		$115,606
Ratio of gross expenses to average net assets (3)(11)	2.44	% (9)	2.57	% (8)	2.96	% (7)	2.64	% (6)	2.43	% (5)	2.39	% (4)
Ratio of net expenses to average net assets (11)	1.58	% (9)	1.76	% (8)	2.43	% (7)	2.26	% (6)	2.11	% (5)	2.15	% (4)
Ratio of net investment income (loss) to average net assets (11)	(0.69)%		2.23%		3.36%		4.17%		3.26%		2.72%
Portfolio Turnover Rate	0	% (12)	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.03% for the six months ended March 31, 2026 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(11)	Annualized for periods less than one full year.

(12)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class C	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$7.99		$8.36		$8.50		$9.32		$10.71		$10.34
Activity from investment operations:
Net investment income (loss) (1)	(0.05)		0.16		0.22		0.30		0.22		0.21
Net realized and unrealized gain (loss) on investments	0.18		(0.01)		0.15		(0.62)		(1.17)		0.59
Total from investment operations	0.13		0.15		0.37		(0.32)		(0.95)		0.80
Less distributions from:
Net investment income	(0.26)		(0.32)		(0.30)		(0.38)		(0.29)		(0.33)
Return of capital	—		(0.20)		(0.21)		(0.12)		(0.15)		(0.10)
Total distributions	(0.26)		(0.52)		(0.51)		(0.50)		(0.44)		(0.43)
Net asset value, end of period	$7.86		$7.99		$8.36		$8.50		$9.32		$10.71
Total return (2)	1.62	% (11)	1.92%		4.47%		(3.47)%		(9.14)%		7.92%
Net assets, at end of period (000s)	$1,988		$1,920		$2,523		$3,196		$5,119		$8,234
Ratio of gross expenses to average net assets (3)(10)	3.19	% (9)	3.32	% (8)	3.71	% (7)	3.39	% (6)	3.18	% (5)	3.14	% (4)
Ratio of net expenses to average net assets (10)	2.33	% (9)	2.51	% (8)	3.18	% (7)	3.01	% (6)	2.87	% (5)	2.90	% (4)
Ratio of net investment income (loss) to average net assets (10)	(1.44)%		1.48%		2.62%		3.37%		2.16%		1.97%
Portfolio Turnover Rate	0	% (11)	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.03% for the six months ended March 31, 2026 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	Annualized for periods less than one full year.

(11)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31, 2026		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
Class I	(Unaudited)		September 30, 2025		September 30, 2024		September 30, 2023		September 30, 2022		September 30, 2021
Net asset value, beginning of period	$8.04		$8.40		$8.54		$9.36		$10.76		$10.38
Activity from investment operations:
Net investment income (loss) (1)	(0.02)		0.20		0.31		0.39		0.32		0.31
Net realized and unrealized gain (loss) on investments	0.19		0.04	(10)	0.15		(0.62)		(1.18)		0.61
Total from investment operations	0.17		0.24		0.46		(0.23)		(0.86)		0.92
Less distributions from:
Net investment income	(0.30)		(0.37)		(0.36)		(0.45)		(0.36)		(0.42)
Return of capital	—		(0.23)		(0.24)		(0.14)		(0.18)		(0.12)
Total distributions	(0.30)		(0.60)		(0.60)		(0.59)		(0.54)		(0.54)
Net asset value, end of period	$7.91		$8.04		$8.40		$8.54		$9.36		$10.76
Total return (2)	2.11	% (12)	3.05%		5.50	% (9)	(2.48	)% (9)	(8.27)%		9.09%
Net assets, at end of period (000s)	$85,368		$101,970		$157,287		$299,494		$463,430		$701,732
Ratio of gross expenses to average net assets (3)(11)	2.19	% (9)	2.32	% (8)	2.71	% (7)	2.39	% (6)	2.18	% (5)	2.14	% (4)
Ratio of net expenses to average net assets (11)	1.33	% (9)	1.51	% (8)	2.18	% (7)	2.01	% (6)	1.87	% (5)	1.90	% (4)
Ratio of net investment income (loss) to average net assets (11)	(0.44)%		2.48%		3.65%		4.41%		3.05%		2.97%
Portfolio Turnover Rate	0	% (12)	0%		2%		1%		17%		17%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived fees or absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Includes 0.01% for the year ended September 30, 2021 attributed to broker margin interest expense, which is not subject to waiver by the Adviser.

(5)	Includes 0.03% for the year ended September 30, 2022 attributed to broker margin interest expense, interest on reverse repurchase agreements and line of credit expense which are not subject to waiver by the Adviser.

(6)	Includes 0.26% for the year ended September 30, 2023 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(7)	Includes 0.54% for the year ended September 30, 2024 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(8)	Includes 0.21% for the year ended September 30, 2025 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(9)	Includes 0.03% for the six months ended March 31, 2026 attributed to interest on reverse repurchase agreements, line of credit expense and extraordinary expenses which are not subject to waiver by the Adviser.

(10)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amounts in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(11)	Annualized for periods less than one full year.

(12)	Not annualized for periods less than one full year.

See accompanying notes to financial statements.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2026

1.	ORGANIZATION

The Deer Park Total Return Credit Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek income and capital appreciation. The Fund commenced operations on October 16, 2015.

The Fund currently offers Class A shares, Class C shares and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%, which can be waived by the adviser. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in preparation of the Fund’s financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted the FASB ASU 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies may be valued at NAV.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

exchange on which they are traded, but prior to the Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2026 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Agency Asset Backed Securities	$—	$2,615,908	$—	$2,615,908
Non-Agency Asset Backed Securities	—	87,554,380	765,897	88,320,277
Short-Term Investment	3,302,040	—	—	3,302,040
Total	$3,302,040	$90,170,288	$765,897	$94,238,225

*	See Schedule of Investments for industry classification.

Transfers between Level 2 and Level 3 generally relate to whether significant unobservable inputs are used for the fair value measurements.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Asset
Backed Securities
Beginning Value at September 30, 2025	$834,853
Total realized gain (loss)	—
Appreciation (depreciation)	(145,194)
Purchase	—
Proceeds from Sales	—
Net transfers in/out of level 3	76,238
Ending Value at March 31, 2026	$765,897

Certain Level 3 investments of the fund have been valued using unadjusted inputs that have not been internally developed by the fund, including third party broker quotations. As a result, fair value of $607,988 have been excluded from the proceeding table.

Significant unobservable valuation inputs for Level 3 investments as of March 31, 2026, are as follows:

	Fair Value at	Valuation	Unobservable
Non-Agency Asset Backed Securities	March 31, 2026	Technique	Inputs	Selected Inputs
Ameriquest Mortgage Securities Asset-Backed	$381	Market / Liquidation approach	Expected future cash payments	N/A
Credit-Based Asset Servicing and Securitization, LLC	50,000	Market / Liquidation approach	Priced securities include yield to maturity	13.10%
			Conditional Prepayment Rate	9.00%
			Constant Default Rate	4.00%
			Loss severities	50.00%
DSLA Mortgage Loan Trust 2005-AR1 Series 2005-AR1 2A2	—	Market / Liquidation approach	Expected future cash payments	N/A
GMACM Home Equity Loan Trust 2006-HE1 Floating Rate	88,756	Market / Liquidation approach	Priced securities include yield to maturity	17.10%
			Conditional Prepayment Rate	5.00%
			Constant Default Rate	6.00%
			Loss severities	25.00%
GreenPoint Mortgage Funding Trust 2006-AR3	7,355	Market / Liquidation approach	Priced securities include yield to maturity	4.25%
			Conditional Prepayment Rate	1.60%
			Constant Default Rate	0.50%
			Loss severities	50.00%
IndyMac INDX Mortgage Loan Trust 2005-AR4	11,407	Market / Liquidation approach	Priced securities include yield to maturity	14.50%
			Conditional Prepayment Rate	5.00%
			Constant Default Rate	2.00%
			Loss severities	50.00%
Prime Mortgage Trust 2006-1	—	Market / Liquidation approach	Expected future cash payments	N/A

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Interest Only Securities – The Fund may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid. The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with securities traditional mortgage-backed securities, and in some cases such market value may be extremely volatile.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized to the call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (FDIC) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy. The Fund, as of March 31, 2026 has $0 due to pending trade settlements at the custodian.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective July 29, 2024, the Fund entered into a revolving, uncommitted $150,000,000 line of credit with U.S. Bank National Association (the “Revolving Credit Agreement”) which expired on July 28, 2025. Effective July 28, 2025, the Fund entered into an amended and restated agreement, dated July 28, 2025, with a $150,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”) set to expire on July 27, 2026. Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate minus 1% per month. There are no fees charged on the unused portion of the line of credit. For the six month ended October 1, 2025 through March 31, 2026, amounts outstanding to the Fund under the credit facility at no time were permitted to exceed $150,000,000.

For the six months ended March 31, 2026, the interest expense was $8,179 for the Fund. There was an outstanding balance of $0 as of March 31, 2026. The average borrowings for the Fund for the period the line was drawn, October 1, 2025 through March 31, 2026, was $870,255 at an average borrowing rate of 5.90%. At March 31, 2026, the effective borrowing interest rate was 6.25%.

Federal Income Taxes – The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for the open September 30, 2023 through September 30, 2025 tax years, or expected to be taken in the Fund’s September 30, 2026 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2025, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change or climate-related events, pandemics, epidemics, terrorism, tariffs and trade wars, regulatory events and governmental or quasi-

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. It is not known how long such impacts of the significant events described above will last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk would exist if that part of the Fund’s cash were held at the broker. The Fund could be unable to recover assets held at the prime broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Mortgage-Backed and Asset Backed Securities Risk – The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible to maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV per share to experience significant increases or declines in value over short periods of time.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short sales, short-term investments and U.S. Government securities, amounted to $134,889 and $20,300,253, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Princeton Fund Advisors, LLC, serves as the Fund’s investment adviser (the “Adviser”). The Adviser has engaged Deer Park Road Management Company, LP, Inc. as the sub-adviser (the “Sub-Adviser”) to the Fund. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.49% of the Fund’s average daily net assets. For the six months ended March 31, 2026, the Fund incurred $763,349 in advisory fees of which $56,024 is payable as of March 31, 2026 and included in the Statement of Assets and Liabilities under the Liabilities section.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser had agreed, at least until January 31, 2027, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary to ensure that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expenses on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser))), do not exceed 1.55% per annum of Class A average daily net assets, 2.30% per annum of Class C average daily net assets, and 1.30% per annum of Class I average daily net assets (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If the operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate the Waiver Agreement on 60 days’ written notice to the Adviser.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

For the six months ended March 31, 2026, the Adviser waived fees of $441,082 pursuant to the Waiver Agreement.

The following amounts previously waived or reimbursed by the Adviser are subject to recapture by the following dates:

9/30/2026	9/30/2027	9/30/2028
$1,794,509	$1,605,473	$1,020,132

Distributor – The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for each of its Class A and Class C shares (the “Plans”). The Plans provide that a monthly service and/or distribution fee is calculated by the Fund at annual rates of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. Class I shares do not incur a 12b-1 fee. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2026, the Fund incurred $9,950 and $9,876 to the Distributor for Class A and Class C shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of Class A shares for the six months ended March 31, 2026, the Distributor received $0 from front-end sales charges of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

5.	REVERSE REPURCHASE AGREEMENTS

The Fund is subject to FASB Accounting Standards Codification Topic 860, “Transfers and Servicing,” which requires that all involvements of a transferor with the transferred financial asset be considered in analyzing whether the transferor has surrendered control over the transferred financial asset.

Transactions involving securities repurchase agreements are treated as collateralized borrowings and are recorded at their contracted amounts which approximate fair value. In addition, interest is included in interest payable. For the six months ended March 31, 2026, the Fund had interest expense for reverse repurchase agreements of $0. As of March 31, 2026, the Fund held no reverse repurchase agreements.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of the control of the fund, under section 2(a)(9) of the 1940 Act. As of March 31, 2026, Charles Schwab held 38.8% of the voting securities of the Fund and may be deemed to control the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2025, and September 30, 2024, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$5,811,250	$13,590,639
Long-Term Capital Gain	—	—
Return of Capital	3,271,636	6,822,136
	$9,082,886	$20,412,775

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(4,895,339)	$(70,176,505)	$—	$(27,311,581)	$(102,383,425)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $4,895,339.

At September 30, 2025, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$33,349,258	$36,827,247	$70,176,505	$—

Deer Park Total Return Credit Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2026

As a result of the acquisition of another Fund, $8,208,574 and $17,069,236 of short-term and long-term capital loss carryover, respectively, remains to be recognized in future years. This amount is subject to an annual limitation of $112,216 under tax rules.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Tax Net
Cost for Federal	Gross Unrealized	Unrealized	Unrealized
Tax purposes	Appreciation	Depreciation	Depreciation
$120,302,412	$15,711,855	$(41,776,042)	$(26,064,187)

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

On April 29, 2026, the Board approved and declared the following distributions:

	Distributions Per Share	Record Date	Payable Date
Class A	0.0484	4/28/2026	4/30/2026
Class C	0.0439	4/28/2026	4/30/2026
Class I	0.0500	4/28/2026	4/30/2026

Deer Park Total Return Credit Fund
Additional Information (Unaudited)
March 31, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

A special meeting of shareholders of the Deer Park Total Return Credit Fund was held on September 26, 2025 at 10:00 a.m. ET at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788. The following proposals were approved by the Fund’s shareholders.

Proposal 1: To approve a new investment advisory agreement by and between the Trust and Princeton Fund Advisors, LLC.

			% of Total Shares
	Shares Voted	% of Shares Voted	Outstanding
For	7,145,539.00	98.0%	59.8%
Against or Abstain	145,654.00	2.0%	1.2%

Proposal 2: To approve a new investment advisory agreement by and between Princeton Fund Advisors, LLC and Deer Park Road Management Company, LP.

			% of Total Shares
	Shares Voted	% of Shares Voted	Outstanding
For	7,181,613.00	98.5%	60.1%
Against or Abstain	109,580.00	1.5%	0.9%

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501, by visiting www.deerparkfund.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Princeton Fund Advisors, LLC
1580 Lincoln Street, Suite 680
Denver, CO 80203

INVESTMENT SUB-ADVISER
Deer Park Road Management Company, LP
1195 Bangtail Way
Steamboat Springs, CO 80487

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	6/8/26

By (Signature and Title)

/s/ James Colantino
James Colantino, Principal Financial Officer/Treasurer

Date	6/8/26